Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Loans
Gross loans	SFr 274,846	SFr 271,370	SFr 274,006
of which held at amortized cost	254,015	249,849	253,186	SFr 251,242
of which held at fair value	20,831	21,521	20,820
Net (unearned income)/deferred expenses	(148)	(160)	(145)
allowance for loan losses	(863)	(962)	(866)	(722)	SFr (767)	SFr (758)
Net loans	273,835	270,248	272,995
Foreign
Loans
Gross loans	116,523	114,051	118,235
Switzerland
Loans
Gross loans	158,323	157,319	155,771
Corporate and institutional
Loans
Gross loans	130,310	129,132	129,130
of which held at amortized cost	109,501	107,632	108,331	107,531
allowance for loan losses	(676)	(765)	(650)	(515)	(522)	(507)
Real estate
Loans
Gross loans	26,218	26,793	26,451
of which held at amortized cost	25,573		25,678
Commercial and industrial loans
Loans
Gross loans	81,240	77,627	77,767
of which held at amortized cost	69,315		66,219
Financial institutions
Loans
Gross loans	18,924	20,672	21,334
of which held at amortized cost	13,596		15,505
Governments and public institutions
Loans
Gross loans	3,928	4,040	3,578
of which held at amortized cost	1,017		929
Consumer
Loans
Gross loans	144,536	142,238	144,876
of which held at amortized cost	144,514	142,217	144,855	143,711
allowance for loan losses	(187)	(197)	(216)	SFr (207)	SFr (245)	SFr (251)
Mortgages
Loans
Gross loans	104,394	103,595	103,164
of which held at amortized cost	104,394		103,164
Loans collateralized by securities
Loans
Gross loans	36,385	35,068	37,946
of which held at amortized cost	36,385		37,946
Consumer finance
Loans
Gross loans	3,757	SFr 3,575	3,766
of which held at amortized cost	3,735		3,745
Bank
Loans
Net loans	SFr 256,513		SFr 254,915